Variable Interest Entities (Summary of Significant Agreements Currently in Effect) (Details)	12 Months Ended
Dec. 31, 2012
7Road Technology [Member] | Shenzhen 7Road [Member]
Variable Interest Entity [Line Items]
Business operation agreement term	10 years
Equity interest purchase right agreements term	10 years
Shareholders of Gamease [Member] | AmazGame [Member]
Variable Interest Entity [Line Items]
Power of attorney term	10 years
Business operation agreement term	10 years
Shareholders of Guanyou Gamespace [Member] | Gamespace [Member]
Variable Interest Entity [Line Items]
Power of attorney term	10 years
Business operation agreement term	10 years
Shenzhen 7Road's shareholders [Member] | 7Road Technology [Member]
Variable Interest Entity [Line Items]
Business operation agreement term	10 years
Equity interest purchase right agreements term	10 years